WARRANT LIABILITY (Details Narrative) $ / shares in Units, $ in Thousands							12 Months Ended
	Jan. 04, 2024 $ / shares shares	Dec. 13, 2023 $ / shares shares	Jun. 20, 2023 $ / shares shares	Jun. 15, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Nov. 02, 2022 $ / shares shares	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	[5],[6]	Jan. 04, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Gain (loss) on revaluation of warrant liability | $							$ (4,389)	[1],[2]	$ 1,255	[3],[4]	$ (254)
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued | shares	561,260
Warrants exercise price | (per share)	$ 3.75												$ 5.13
Warrants exercisable term	2 years
Warrants volatility rate	1.07
Warrants risk-free interest rate	0.0392
Warrants, expected life	2 years
Warrants, fair value share price													$ 4.50
Gain (loss) on revaluation of warrant liability | $							(1,306)
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued | shares		259,156
Warrants exercise price		$ 5.125
Warrants exercisable term		2 years
Warrants volatility rate		1.07
Warrants risk-free interest rate		0.0419
Warrants, expected life		2 years
Warrants, fair value share price		$ 4.05
Gain (loss) on revaluation of warrant liability | $							(525)		(110)
June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued | shares			763,654	763,654
Warrants exercise price			$ 7.325	$ 7.325
Warrants exercisable term			2 years	2 years
Warrants volatility rate			0.99	0.99
Warrants risk-free interest rate			0.0445	0.0445
Warrants, expected life			2 years	2 years
Warrants, fair value share price			$ 7.475	$ 7.475
Gain (loss) on revaluation of warrant liability | $							(712)		1,170
March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued | shares					356,711
Warrants exercise price					$ 5.875
Warrants exercisable term					2 years
Warrants volatility rate					0.93
Warrants risk-free interest rate					0.0362
Warrants, expected life					2 years
Warrants, fair value share price					$ 4.35
Gain (loss) on revaluation of warrant liability | $							(375)		(74)
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued | shares						595,666
Warrants exercise price						$ 5.875
Warrants exercisable term						2 years
Warrants volatility rate						1.10
Warrants risk-free interest rate						0.0394
Warrants, expected life						2 years
Warrants, fair value share price						$ 3.90
Gain (loss) on revaluation of warrant liability | $							$ (1,466)		$ 193

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	All non-current assets are located in the state of Israel.
[6]	All revenues are generated in the state of Israel.